Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 01, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Subsequent Event Details [Abstract]
Dividend Increase Percentage	62.00%
Common Stock Dividends Per Share Cash Paid	$ 0.21	$ 0.52	$ 0.43	$ 0.32
Stock Repurchase Program, Authorized Amount	$ 750.00